Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ivy Funds Variable Insurance Portfolios
Prospectus Date	rr_ProspectusDate	Apr. 29, 2011
Supplement [Text Block]	cik0000810016_SupplementTextBlock

Ivy Funds Variable Insurance Portfolios

Supplement dated August 8, 2011 to the

Ivy Funds Variable Insurance Portfolios Prospectus

dated April 29, 2011

and as supplemented June 8, 2011

The following replaces the "Average Annual Total Returns" chart under the heading "Performance" on page 59 of the Ivy Funds Variable Insurance Portfolios prospectus:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	Life of Portfolio
Shares of Ivy Funds VIP Global Natural Resources (began on 04-28-2005)	17.06%	7.13%	10.67%
Morgan Stanley Commodity Related Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on April 30, 2005.)	24.05%	13.75%	16.66%
MSCI AC World IMI 55% Energy + 45% Materials Index (reflects no deduction for fees, expenses or taxes) (Effective June 2010, the MSCI World IMI 55% Energy + 45% Materials Index was added as an additional comparative index for the Portfolio. WRIMCO believes that this index is also representative of the types of securities in which the Portfolio invests. Both indexes are presented in this prospectus and will be presented in future prospectuses for comparison purposes.) (Index comparison begins on April 30, 2005.)	17.99%	10.00%	13.08%
Lipper Variable Annuity Natural Resources Funds Universe Average (net of fees and expenses) (Index comparison begins on April 30, 2005.)	20.50%	9.17%	14.32%

Ivy Funds VIP Global Natural Resources | Ivy Funds VIP Global Natural Resources
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.06%
5 Years	rr_AverageAnnualReturnYear05	7.13%
Since Inception	rr_AverageAnnualReturnSinceInception	10.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2005
Ivy Funds VIP Global Natural Resources
Risk/Return:	rr_RiskReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2010
Ivy Funds VIP Global Natural Resources | Morgan Stanley Commodity Related Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.05%
5 Years	rr_AverageAnnualReturnYear05	13.75%
Since Inception	rr_AverageAnnualReturnSinceInception	16.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2005
Ivy Funds VIP Global Natural Resources | MSCI AC World IMI 55% Energy + 45% Materials Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.99%	[1]
5 Years	rr_AverageAnnualReturnYear05	10.00%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	13.08%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2005	[1]
Ivy Funds VIP Global Natural Resources | Lipper Variable Annuity Natural Resources Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.50%
5 Years	rr_AverageAnnualReturnYear05	9.17%
Since Inception	rr_AverageAnnualReturnSinceInception	14.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2005

[1]	Effective June 2010, the MSCI World IMI 55% Energy + 45% Materials Index was added as an additional comparative index for the Portfolio. WRIMCO believes that this index is also representative of the types of securities in which the Portfolio invests. Both indexes are presented in this prospectus and will be presented in future prospectuses for comparison purposes.